Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of total future minimum payments under leases with non-cancellable terms of one year or more

The following provides total future minimum payments under leases with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$2,364
2015	2,782
2016	2,965
2017	2,728
2018	2,768
Thereafter	18,670

Total	$32,277

Schedule of future minimum payments for capital lease obligations

The following provides the future minimum payments for capital lease obligations at December 31, 2013 (in thousands):

2014	$176
2015	176
2016	176
2017	292
2018	6

Total	$826

Schedule of future minimum volume purchase requirements

The following provides minimum volume purchase requirements at December 31, 2013 (in thousands of gallons):

2014	209,850
2015	198,079
2016	158,645
2017	112,526
2018	107,400
Thereafter	751,800

Total	1,538,300

Brand Fee Agreement
Commitments and Contingencies
Schedule of total future minimum payments under the agreement with non-cancellable terms of one year or more

The following provides total future minimum payments under the agreement with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$9,000
2015	9,000
2016	9,000
2017	9,000
2018	9,000
Thereafter	58,500

Total	$103,500

Terminal and Throughput Leases
Commitments and Contingencies
Schedule of total future minimum payments under the agreement with non-cancellable terms of one year or more

The following provides future minimum lease and throughput commitments under these arrangements with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$12,222
2015	7,319
2016	6,961
2017	3,406
2018	839
Thereafter	168

Total	$30,915

Leases of Gasoline Stations
Commitments and Contingencies
Schedule of total future minimum payments under the agreement with non-cancellable terms of one year or more

The following provides future minimum lease commitments under these arrangements with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$17,049
2015	16,597
2016	16,028
2017	14,254
2018	12,706
Thereafter	93,120

Total	$169,754

Gasoline station equipment
Commitments and Contingencies
Schedule of future minimum rental income under non-cancellable operating leases

The following provides future minimum rental income under non-cancellable operating leases associated with these properties at December 31, 2013 (in thousands):

2014	$37,417
2015	18,714
2016	8,007
2017	938
2018	392
Thereafter	43

Total	$65,511

Railcars
Commitments and Contingencies
Schedule of total future minimum payments under leases with non-cancellable terms of one year or more

The following provides future minimum lease commitments under these arrangements with non-cancellable terms of one year or more at December 31, 2013 (in thousands):

2014	$55,713
2015	65,072
2016	64,909
2017	49,365
2018	40,409
Thereafter	27,193

Total	$302,661

Land and Equipment | Port of St. Helens Agreements
Commitments and Contingencies
Schedule of total future minimum payments under leases with non-cancellable terms of one year or more

The following provides total future minimum payments under these operating leases with initial terms one year or more at December 31, 2013 (in thousands):

2014	$183
2015	183
2016	183
2017	183
2018	183
Thereafter	8,718

Total	$9,633

Access Rights | Port of St. Helens Agreements
Commitments and Contingencies
Schedule of total future minimum payments under leases with non-cancellable terms of one year or more

The following provides total future minimum payments under the agreement with initial terms one year or more at December 31, 2013 (in thousands):

2014	$230
2015	230
2016	230
2017	230
2018	230
Thereafter	3,201

Total	$4,351